Document and Entity Information	3 Months Ended
Mar. 31, 2025
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	ScanTech AI Systems Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001994624
Amendment Flag	true
Amendment Description	Amendment No.1